Related party	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Related party
27. Related party
The following is a list of the Company’s subsidiaries as at March 31, 2023:

Direct subsidiaries	Step subsidiaries	Place of incorporation

WNS Global Services Netherlands B.V.		The Netherlands

	WNS Global Services (Romania) S.R.L.	Romania

WNS North America Inc.		Delaware, USA

	WNS Business Consulting Services Private Limited	India

	WNS Global Services Inc.	Delaware, USA

	WNS BPO Services Costa Rica, S.R.L.	Costa Rica

	Denali Sourcing Services Inc.	Delaware, USA

WNS Assistance Limited (previously WNS Workflow Technologies Limited)		United Kingdom

	WNS Assistance (Legal) Limited	United Kingdom

	Accidents Happen Assistance Limited	United Kingdom

	WNS Legal Assistance LLP	United Kingdom

WNS (Mauritius) Limited		Mauritius

	WNS Capital Investment Limited	Mauritius

	- WNS Customer Solutions (Singapore) Private Limited	Singapore

	- WNS Global Services (Australia) Pty Ltd	Australia

	- WNS New Zealand Limited	New Zealand

	- Business Applications Associates Beijing Ltd	China

	- WNS Global Services Malaysia Sdn. Bhd. (1)	Malaysia

	WNS Global Services Private Limited (2) (3) (4)	India

	- Vuram Technology Solutions Private Limited (4)	India

	- Vuram Australia Pty Ltd (4)	Australia

	- Vuram Canada Inc. (4)	Canada

	- Vuram Technologies B.V. (4)	The Netherlands

	- Vuram, Inc. (4)(5)	USA

	- Solucionesen Tecnologia Vuram Mexico, S De R.L. de C.V. (4)(5)	Mexico

	- Vuram UK Private Limited (4)	United Kingdom

	- WNS Global Services (UK) Limited (6) (9) (10)	United Kingdom

	- WNS Global Services SA (Pty) Limited	South Africa

	- WNS B-BBEE Staff Share Trust (7)	South Africa

	- Ucademy (Pty) Limited	South Africa

	- WNS South Africa (Pty) Limited (8)	South Africa

	- The Smart Cube Limited (9)	United Kingdom

	- Smart Cube India Private Limited	India

	- The Smart Cube S.R.L.	Romania

	- The Smart Cube (Switzerland) GmbH	Switzerland

	- The Smart Cube Inc.	USA

	- The Smart Cube Consulting Services (Dalian) Co. Ltd.	China

	- OptiBuy sp. z o.o. (10)	Poland

	- Nextbuy sp. z o.o.	Poland

	- OptiBuy GmbH	Germany

	- MTS HealthHelp Inc.	Delaware, USA

	- HealthHelp Holdings LLC	Delaware, USA

	- HealthHelp LLC	Delaware, USA

	- WNS-HealthHelp Philippines Inc.	Philippines

	- Value Edge Inc.	Delaware, USA

	- Value Edge AG.	Switzerland

	-VE Value Edge GmbH	Germany

	WNS Global Services (Private) Limited	Sri Lanka

	WNS Global Services (Dalian) Co. Ltd.	China

	WNS Global Services (UK) International Limited	United Kingdom

	- WNS Global Services North Americas Inc.	Delaware, USA

	- WNS Global Services AG (11)	Switzerland

	- WNS Global Services Lisbon Unipessoal LDA (12)	Portugal

WNS Business Consulting Netherlands B.V. (13)		The Netherlands

	WNS Global Services Philippines Inc.	The Philippines

WNS Gestion des Processus d’Affaire Inc.		Canada

WNS BPM Americas Holdings Inc. (14)		Delaware, USA

	WNS BPM Americas LLC (15)	Delaware, USA
Notes:

(1)	WNS Global Services Malaysia Sdn. Bhd., a wholly-owned subsidiary of WNS Customer Solutions (Singapore) Private Limited, was incorporated on July 21, 2022.
(2)
WNS Global Services Private Limited is held jointly by WNS (Mauritius) Limited, WNS Global Services Netherlands B.V. and WNS Customer Solutions (Singapore) Private Limited. The percentage of holding of WNS (Mauritius) Limited is 63.18%, of WNS Global Services Netherlands B.V. is 20.84%, and of WNS Customer Solutions (Singapore) Private Limited is 15.98%.

(3)
On August 1, 2021, the Company acquired all outstanding shares of MOL Information Processing Services (I) Private Limited. The name of the entity was changed to WNS Information Services (India) Private Limited with effect from December 1, 2021. WNS Information Services (India) Private Limited was merged with and into WNS Global Services Private Limited pursuant to a Scheme of Amalgamation approved by the National Company Law Tribunal dated August 4, 2022 with effect from August 1, 2021.

(4)	On July 1, 2022, WNS Global Services Private Limited acquired all ownership interests of Vuram Technology Solutions Private Limited, including its subsidiaries that existed on that date.
(5)
Solucionesen Tecnologia Vuram Mexico, S De R.L. de C.V is jointly held by Vuram Technology Solutions Private Limited and Vuram, Inc. The percentage of holding of Vuram Technology Solutions Private Limited is 99% and Vuram, Inc is 1%.

(6)
WNS Global Services (UK) Limited is jointly held by WNS Global Services Private Limited and WNS (Holdings) Limited. The percentage of holding of WNS Global Services Private Limited is 94.9% and of WNS (Holdings) Limited is 5.1%.

(7)
The WNS
B-BBEE
Staff Share Trust (the “trust”) was registered on April 26, 2017 in relation to the grant of share appreciation rights by WNS Global Services SA (Pty) Limited. During the year ended March 31, 2020, the trust subscribed to one participating preference share issued by WNS Global Services SA (Pty) Limited, which entitles the trust to 48.84% voting rights in WNS South Africa (Pty) Limited.

(8)
WNS South Africa (Pty) Limited was incorporated as a subsidiary of WNS Global Services SA (Pty) Limited on December 19, 2018. The name of the entity was changed to WNS South Africa (Pty) Ltd with effect from September 25, 2019.

(9)	On December 16, 2022, WNS Global Services (UK) Limited acquired all ownership interests of The Smart Cube Limited, including its subsidiaries that existed on that date.
(10)	On December 14, 2022, WNS Global Services (UK) Limited acquired all ownership interests of OptiBuy sp. z o.o., including its subsidiaries that existed on that date.
(11)	WNS Global Services AG, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on July 16, 2021.
(12)	WNS Global Services Lisbon Unipessoal LDA, a wholly-owned subsidiary of WNS Global Services (UK) International Limited, was incorporated on August 13, 2021.
(13)
WNS Business Consulting Netherlands B.V., a wholly-owned subsidiary of WNS (Holdings) Limited, was incorporated on March 17, 2020, pursuant to the execution of deed of demerger on March 16, 2020. The shares of WNS Global Services Philippines Inc. were transferred from WNS Global Services Netherlands B.V. to WNS Business Consulting Netherlands B.V. pursuant to the proposal of demerger. As at March 31, 2023, the entity is jointly held by WNS (Holdings) Limited and WNS Global Services Private Limited. The percentage of holding of WNS (Holdings) Limited is
 52.35% and of WNS Global Services Private Limited is 47.65%.

(14)	WNS BPM Americas Holdings Inc. , a wholly-owned subsidiary of WNS (Holdings) Limited, was incorporated on March 1, 2023
(15)	WNS BPM Americas LLC, a wholly-owned subsidiary of WNS BPM Americas Holdings Inc, was incorporated on March 3, 2023.

The following is a list of Key Management Personnel of the Company as at March 31, 2023:

Key management personnel
Adrian T. Dillon (Ceased to be Chairman from September 20, 2021)	Chairman

Timothy L. Main (Appointed on September 21, 2021)	Chairman

Keshav R. Murugesh	Director and Group Chief Executive Officer

Jason Liberty	Director

Swaminathan Rajamani	Chief People Officer

Gautam Barai (Resigned on February 15, 2023, effective May 15, 2023)	Chief Operating Officer

Sanjay Puria	Group Chief Financial Officer

Gareth Williams (Ceased to be Director from December 31, 2022)	Director

Michael Menezes (Ceased to be Director from December 31, 2022)	Director

John Freeland	Director

Françoise Gri	Director

Keith Haviland	Director

Mario P. Vitale	Director

Lan Tu (Appointed on February 4, 2022)	Director

	Year ended March 31,
Nature of transaction with related parties	2023	2022	2021
Key management personnel*
Remuneration and short-term benefits	$6,570	$7,601	$7,380
Defined contribution plan	165	124	105
Other benefits	154	114	47
Share-based compensation expense	17,465	15,264	14,830

*	Defined benefit plan related costs are not disclosed as these are determined for the Company as a whole.